MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND        TWO WORLD TRADE CENTER,
GROWTH SECURITIES                                 NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS MARCH 31, 1999

DEAR SHAREHOLDER:

The twelve-month period ended March 31, 1999 was the most challenging year for Morgan Stanley Dean Witter Global Dividend Growth Securities since its inception in 1993. The Fund owns common stocks of large and well-established high-quality companies in the world's most developed countries. As a result of the Fund's conservative and extremely value-oriented strategy, the portfolio has been heavily weighted toward markets in which common stocks are trading at inexpensive valuations in the opinion of the Fund's managers.

Due to the favorable economic fundamentals enjoyed by the United States during the last twelve months, many large-capitalization common stocks in the United States reached valuations that the Fund's management deemed too high. This conclusion led the Fund to underweight the United States relative to countries in the Morgan Stanley Capital International (MSCI) World Index. However, the performance of the U.S. equity market, as measured by the S&P 500 Composite Stock Price Index (S&P 500), once again dominated most other developed world markets, with a total return of 18.47 percent. The Fund's managers remain optimistic about the favorable long-term prospects for the high-quality companies, both within and outside of the U.S., in which the Fund invests.

PERFORMANCE REVIEW

For the twelve-month period ended March 31, 1999, the Fund's Class B shares produced a total return of 0.42 percent, compared to returns of 13.05 percent and 3.68 percent for the MSCI World Index and the Lipper Global Funds Index, respectively. During the same period, the Fund's Class A, C and D shares posted total returns of 1.10 percent, 0.37 percent and 1.27 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses. The accompanying chart illustrates the growth of a $10,000

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS MARCH 31, 1999, CONTINUED

investment in the Fund from its inception through the fiscal year ended March 31, 1999, versus similar investments in the MSCI World Index and the Lipper Global Funds Index.

Because the Fund's investment process emphasizes value stocks, its underperformance relative to its benchmark indexes during the period can be attributed partly to the significant difference between the performance of value stocks and growth stocks. Near the end of the fiscal year, one well-respected Wall Street strategist observed that S&P 500 value stocks were underperforming S&P 500 growth stocks by the widest margin in 25 years. This trend was not unique to the United States, however, as the same disparity in the performance of growth and value stocks has prevailed in other markets worldwide.

THE UNITED STATES

As mentioned, the U.S. equity market's performance led the universe of developed markets the Fund invests in. The U.S. market has continued to drive ahead despite shock waves emanating from currency crises in South America and Asia. The current economic expansion, the longest in postwar history, appears to be remaining intact, and we believe that the Fund is in a strong position to capture the benefits of these favorable market conditions. Since June 1998, we have been targeting 34 percent of the Fund's assets toward U.S. equity investments, a 4 percent increase compared with the last fiscal year-end. Recent stocks added to the portfolio include Eastman Kodak, Sears, Roebuck & Co., FPL Group and Conseco.

JAPAN

The economic picture of the world's second-largest economy remains mixed. One year ago, we described the state of extreme pessimism among both Japanese consumers and business leaders alike. These overly pessimistic fears resulted in what we felt were fantastic opportunities to own some of the world's greatest companies at significant discounts to their non-Japanese competitors. As we suspected, those fears now appear to have been overstated. Japanese stocks, as measured by the MSCI Japan Index, returned 15.71 percent for the twelve months ended March 31, 1999, the second-best-performing market of all the developed markets in which the Fund invests.

We still believe that exciting investment opportunities exist for the disciplined long-term investor who is willing to peer through the current haze of uncertainty. Although unfavorable economic conditions still prevail, there are also many significant signs of change that we anticipate will have a positive impact on Japanese equity prices. Most recently, Japan's parliament approved a massive tax cut package to take effect April 1, 1999, slashing personal income tax rates by 20 percent and bringing corporate tax rates more in line with those of other countries. In part it has been Japan's above-average personal and corporate tax rates that have impeded that country's emergence from its worst recession since World War II. The recently approved budget that raises government spending by 5.4 percent and allows for 10 trillion yen ($80 billion) in new public works programs should help

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS MARCH 31, 1999, CONTINUED

facilitate Japan's long-awaited economic recovery. There is a perception now of much greater stability in Japan's financial system, as the result of nearly 7.5 trillion yen (more than $60 billion) of public funds being injected recently into the Japanese banking system, which served as the first step toward recapitalizing Japan's banks, a prerequisite for a sustained economic recovery. Japanese corporations are also taking significant steps toward improvement by adopting aggressive restructuring plans. The Fund, with 17 percent of its assets invested in Japan, is well positioned to participate in Japan's economic recovery.

EUROPE

This has been an exciting year to be invested in European equity markets. On January 1, 1999, the European Union's new single currency, the euro, replaced 11 national currencies for all non-cash transactions. Eleven countries -- Germany, France, Italy, the Netherlands, Luxembourg, Austria, Belgium, Finland, Ireland, Portugal and Spain -- were linked by the euro, creating a combined economy on a par with those of the United States and Japan. Last year many of these European markets sustained dramatic rallies in anticipation of this event. Prior to the interim peaks in these markets last July, we took significant profits across all Fund holdings in Europe and pared back our overweight stance there, on the belief that equity valuations seemed to discount much of the anticipated benefit of currency and interest-rate policy convergence. As the European markets corrected in August and September, some by more than 20 percent, attractive valuations once again re-emerged, whereupon we took the opportunity to buy into the weakness. This move proved fortuitous now that European markets are again approaching their historic highs.

Individual market target weightings for the European portion of the Fund are as follows: Euro zone markets, 21 percent; United Kingdom, 11 percent; Switzerland, 5 percent; and Sweden, 3 percent. We are encouraged by the fiscal and monetary discipline imposed upon the euro member countries, as it will likely increase their competitiveness and efficiency in the context of the global economy.

THE PACIFIC RIM

The financial crisis in Asia that began in 1997 had far-reaching economic implications across the globe but affected that region's emerging markets most severely. As a result, the Fund sustained only minimal damage, as it has no exposure to emerging markets. The Fund did have holdings in two Asian markets deemed developed markets by the World Bank, namely, Hong Kong (2.0 percent) and Malaysia (eliminated in July 1998). Following declines of 40 to 60 percent in many high-quality stocks, the Fund increased its target weighting in Hong Kong to 5 percent on the basis of extreme undervaluations there. Negative economic conditions in Hong Kong improved late last fall and the equity market staged a powerful recovery. Throughout this rise, the Fund gradually reduced its weighting in Hong Kong from 5 percent to 2 percent, taking significant profits along the way. Once again, for disciplined and value-oriented investors, extreme investor pessimism created an exciting

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS MARCH 31, 1999, CONTINUED

and profitable investment opportunity. There are continuing signs of economic improvement throughout the region, and the Fund remains poised to participate in any possible resulting rise in the stock prices of high-quality companies in the region.

CANADA AND AUSTRALIA

Our continued exposure to the resource-oriented markets of Australia and Canada offers the potential for risk reduction through diversification as well as growth potential in economically stable countries. Commodity prices worldwide are near historic lows, and the shares of many commodity-related companies are trading at quite attractive levels.

LOOKING AHEAD

We believe that the long-term outlook for the economies of most of the world's major countries is favorable and that the stocks of well-established large-capitalization international companies should perform well over the long term. We will remain sensitive to any developments that would necessitate changes to the Fund's country allocations and portfolio holdings.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management of Morgan Stanley Dean Witter & Co., and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's Investment Manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Global Dividend Growth Securities and look forward to continuing to serve your investment needs in the future.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

        [SIGNATURE]
MITCHELL M. MERIN
PRESIDENT

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND
GROWTH SECURITIES
FUND PERFORMANCE MARCH 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000 -- CLASS B SHARES
           ($ in Thousands)

                                              FUND    MSCI WORLD (4)   LIPPER (5)
June-1993                                  $10,000           $10,000      $10,000
March-1994                                 $10,889           $10,741      $11,687
March-1995                                 $11,935           $11,801      $11,695
March-1996                                 $14,175           $14,321      $14,182
March-1997                                 $15,958           $15,632      $15,859
March-1998                                 $19,693           $20,708      $20,167
March-1999                              $19,676(3)           $23,410      $20,909

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                           AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
                    CLASS B SHARES**                                             CLASS A SHARES+
--------------------------------------------------------       ----------------------------------------------------
PERIOD ENDED 3/31/99                                           PERIOD ENDED 3/31/99
------------------------------                                 ------------------------------
1 Year                            0.42%(1)       (4.15)%(2)    1 Year                          1.10%(1)      (4.21 )%(2)
5 Years                          12.68(1)         12.43(2)     From Inception (7/28/97)          4.09(1)      0.79(2)
From Inception (6/30/93)         12.59(1)         12.49(2)

                  CLASS C SHARES++                                          CLASS D SHARES(++)
----------------------------------------------------       ----------------------------------------------------
PERIOD ENDED 3/31/99                                       PERIOD ENDED 3/31/99
------------------------------                             ------------------------------
1 Year                            0.37%(1)    (0.54)%(2)   1 Year                          1.27%(1)
From Inception (7/28/97)          3.34(1)      3.34(2)     From Inception (7/28/97)         4.31(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value after the deduction of a 1% CDSC, assuming a complete redemption on March 31, 1999.
 (4) The Morgan Stanley Capital International World Index (MSCI) measures performance for a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand and the Far East. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper Global Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Funds objective. The Index, which is adjusted for capital gains distributions, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The
   CDSC declines to 0% after six years.
+  The maximum front-end sales charge for Class A is 5.25%.
++ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
(++) Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 1999

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             COMMON AND PREFERRED STOCKS (98.6%)
             AUSTRALIA (2.5%)
             BUILDING MATERIALS
  8,000,000  Pioneer International Ltd..........................................................  $   15,887,880
                                                                                                  --------------
             CONTAINERS/PACKAGING
  3,700,000  Amcor Ltd..........................................................................      18,546,435
                                                                                                  --------------
             INTERNATIONAL BANKS
  2,700,000  Australia & New Zealand Banking Group Ltd..........................................      19,615,568
                                                                                                  --------------
             OIL & GAS PRODUCTION
  5,700,000  Santos Ltd.........................................................................      16,491,924
                                                                                                  --------------
             PRECIOUS METALS
 19,000,000  Normandy Mining Ltd................................................................      15,189,930
                                                                                                  --------------

             TOTAL AUSTRALIA....................................................................      85,731,737
                                                                                                  --------------

             CANADA (2.5%)
             ALUMINUM
    670,000  Alcan Aluminium Ltd................................................................      17,260,942
                                                                                                  --------------
             CANADIAN OIL & GAS
  1,000,000  Imperial Oil Ltd...................................................................      19,031,830
                                                                                                  --------------
             INTERNATIONAL BANKS
    400,000  Toronto-Dominion Bank..............................................................      18,328,912
                                                                                                  --------------
             MOVIES/ENTERTAINMENT
     14,174  Seagram Co., Ltd...................................................................         711,990
                                                                                                  --------------
             MULTI-SECTOR COMPANIES
  1,165,000  EdperBrascan Corp. (Class A).......................................................      13,828,581
                                                                                                  --------------
             OIL/GAS TRANSMISSION
    409,100  Enbridge Inc.......................................................................      18,135,501
                                                                                                  --------------
             TOTAL CANADA.......................................................................      87,297,756
                                                                                                  --------------
             FRANCE (6.7%)
             AUTO PARTS: O.E.M.
      1,200  Valeo S.A..........................................................................          93,742
                                                                                                  --------------
             AUTOMOTIVE AFTERMARKET
    450,000  Compagnie Generale des Etablissements Michelin (B Shares)..........................      20,146,556
                                                                                                  --------------
             BUILDING MATERIALS
    193,000  Lafarge S.A........................................................................      17,364,451
                                                                                                  --------------
             CABLE TELEVISION
     10,960  Canal Plus.........................................................................       3,206,252
                                                                                                  --------------

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             CONTAINERS/PACKAGING
    350,000  Compagnie Generale d'Industrie et de Participations................................  $   17,291,181
                                                                                                  --------------
             DIVERSIFIED MANUFACTURING
    135,000  Compagnie de Saint-Gobain..........................................................      21,382,987
                                                                                                  --------------
             ELECTRICAL PRODUCTS
    150,000  Alcatel Alsthom....................................................................      17,213,062
                                                                                                  --------------
             ENGINEERING & CONSTRUCTION
        280  Vivendi............................................................................          68,757
                                                                                                  --------------
             FARMING/SEEDS/MILLING
    130,000  Eridania Beghin-Say S.A............................................................      19,218,290
                                                                                                  --------------
             HOTELS/RESORTS
     11,900  Accor S.A..........................................................................       2,949,118
                                                                                                  --------------
             INTEGRATED OIL COMPANIES
    160,000  Elf Aquitaine S.A..................................................................      21,687,920
                                                                                                  --------------
             INTERNATIONAL BANKS
    220,000  Banque Nationale de Paris..........................................................      19,106,230
     20,000  Credit Commercial de France........................................................       1,841,448
    110,000  Societe Generale...................................................................      21,097,450
                                                                                                  --------------
                                                                                                      42,045,128
                                                                                                  --------------
             MILITARY/GOV'T/TECHNICAL
      3,000  Thomson CSF........................................................................          91,480
                                                                                                  --------------
             MULTI-LINE INSURANCE
     42,400  AXA................................................................................       5,610,241
                                                                                                  --------------
             MULTI-SECTOR COMPANIES
      1,100  Compagnie Financiere de Paribas....................................................         122,555
     35,000  Societe Eurafrance S.A.............................................................      16,782,063
                                                                                                  --------------
                                                                                                      16,904,618
                                                                                                  --------------
             OIL REFINING/MARKETING
    170,000  Total S.A. (B Shares)..............................................................      20,900,268
                                                                                                  --------------
             TELECOMMUNICATIONS
     66,400  France Telecom S.A. (ADR)..........................................................       5,357,650
                                                                                                  --------------

             TOTAL FRANCE.......................................................................     231,531,701
                                                                                                  --------------

             GERMANY (5.7%)
             APPAREL
     11,500  Hugo Boss AG (Pref.)...............................................................      15,117,325
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 1999, CONTINUED

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             DIVERSIFIED MANUFACTURING
    730,000  MAN AG.............................................................................  $   20,411,621
                                                                                                  --------------
             ELECTRICAL PRODUCTS
    270,900  Siemens AG.........................................................................      18,068,285
                                                                                                  --------------
             ENGINEERING & CONSTRUCTION
    750,000  Bilfinger & Berger Bau AG..........................................................      14,061,375
                                                                                                  --------------
             INTERNATIONAL BANKS
    340,000  Deutsche Bank Aktiengesellschaft...................................................      17,456,578
                                                                                                  --------------
             MAJOR CHEMICALS
    500,000  BASF AG............................................................................      18,263,625
    460,000  Bayer AG...........................................................................      17,199,055
                                                                                                  --------------
                                                                                                      35,462,680
                                                                                                  --------------
             MOTOR VEHICLES
      2,840  Bayerische Motoren Werke (BMW) AG..................................................       1,857,481
        568  Bayerische Motoren Werke (BMW) AG (New)*...........................................         361,704
    200,000  DaimlerChrylser AG.................................................................      17,369,300
     45,390  DaimlerChrysler AG (ADR)*..........................................................       3,895,029
                                                                                                  --------------
                                                                                                      23,483,514
                                                                                                  --------------
             MULTI-SECTOR COMPANIES
    390,000  RWE AG.............................................................................      17,229,225
  1,000,000  Thyssen Krupp AG...................................................................      19,718,250
    325,000  VEBA AG............................................................................      17,054,131
                                                                                                  --------------
                                                                                                      54,001,606
                                                                                                  --------------
             TOTAL GERMANY......................................................................     198,062,984
                                                                                                  --------------
             HONG KONG (1.8%)
             MULTI-SECTOR COMPANIES
    286,000  Hutchison Whampoa, Ltd.............................................................       2,251,387
                                                                                                  --------------
             REAL ESTATE
  2,000,000  Cheung Kong (Holdings) Ltd.........................................................      15,227,772
  3,100,000  Henderson Land Development Co., Ltd................................................      15,081,946
                                                                                                  --------------
                                                                                                      30,309,718
                                                                                                  --------------
             TELECOMMUNICATIONS
  8,000,000  Hong Kong Telecommunications Ltd...................................................      15,743,967
                                                                                                  --------------

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             UTILITIES
  2,998,000  CLP Holdings Ltd...................................................................  $   14,392,257
                                                                                                  --------------

             TOTAL HONG KONG....................................................................      62,697,329
                                                                                                  --------------

             ITALY (2.3%)
             INTEGRATED OIL COMPANIES
  3,200,000  Ente Nazionale Idrocarburi SpA.....................................................      20,343,200
                                                                                                  --------------
             INTERNATIONAL BANKS
     36,000  Banca Commerciale Italiana.........................................................         294,804
  1,150,000  Istituto Bancario San Paolo di Torino SpA..........................................      18,648,831
                                                                                                  --------------
                                                                                                      18,943,635
                                                                                                  --------------
             SPECIALTY FOODS/CANDY
 18,000,000  Montedison SpA.....................................................................      18,619,200
                                                                                                  --------------
             TELECOMMUNICATIONS
    276,000  Telecom Italia SpA (Ordinary Shares)...............................................       2,926,318
  3,050,000  Telecom Italia SpA (Savings Shares)................................................      18,075,062
                                                                                                  --------------
                                                                                                      21,001,380
                                                                                                  --------------

             TOTAL ITALY........................................................................      78,907,415
                                                                                                  --------------

             JAPAN (17.3%)
             AIR FREIGHT/DELIVERY SERVICES
  2,480,000  Yamato Transport Co., Ltd..........................................................      40,373,064
                                                                                                  --------------
             ALCOHOLIC BEVERAGES
  3,000,000  Kirin Brewery Co., Ltd.............................................................      35,050,505
                                                                                                  --------------
             AUTO PARTS: O.E.M.
      4,000  Bridgestone Corp...................................................................         101,683
                                                                                                  --------------
             CONSUMER ELECTRONICS/APPLIANCES
  3,400,000  Sharp Corp.........................................................................      35,774,411
    400,000  Sony Corp..........................................................................      36,868,687
                                                                                                  --------------
                                                                                                      72,643,098
                                                                                                  --------------
             DIVERSIFIED COMMERCIAL SERVICES
     20,000  Secom Co...........................................................................       1,888,889
                                                                                                  --------------
             DIVERSIFIED ELECTRONIC PRODUCTS
    675,000  Kyocera Corp.......................................................................      36,250,000
  1,900,000  Matsushita Electric Industrial Co., Ltd............................................      36,944,444

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 1999, CONTINUED

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
  3,300,000  NEC Corp...........................................................................  $   39,583,333
                                                                                                  --------------
                                                                                                     112,777,777
                                                                                                  --------------
             ELECTRONIC COMPONENTS
    450,000  TDK Corp...........................................................................      36,325,758
                                                                                                  --------------
             HOME BUILDING
  3,300,000  Sekisui House Ltd..................................................................      35,000,000
                                                                                                  --------------
             MAJOR PHARMACEUTICALS
    955,000  Takeda Chemical Industries.........................................................      36,897,727
                                                                                                  --------------
             MOTOR VEHICLES
    850,000  Honda Motor Co.....................................................................      38,278,620
  1,300,000  Toyota Motor Corp..................................................................      37,533,670
                                                                                                  --------------
                                                                                                      75,812,290
                                                                                                  --------------
             MULTI-SECTOR COMPANIES
  3,500,000  Matsushita Electric Works, Ltd.....................................................      36,325,758
                                                                                                  --------------
             OTHER PHARMACEUTICALS
  1,250,000  Taisho Pharmaceutical Co., Ltd.....................................................      38,930,976
                                                                                                  --------------
             OTHER TELECOMMUNICATIONS
        117  Nippon Telegraph & Telephone Corp..................................................       1,142,424
                                                                                                  --------------
             RECREATIONAL PRODUCTS/TOYS
    420,000  Nintendo Co., Ltd..................................................................      36,131,313
                                                                                                  --------------
             SEMICONDUCTORS
      1,000  Rohm Co., Ltd......................................................................         119,108
                                                                                                  --------------
             TOBACCO
      3,800  Japan Tobacco, Inc.................................................................      36,784,512
                                                                                                  --------------
             TOTAL JAPAN........................................................................     596,304,882
                                                                                                  --------------
             NETHERLANDS (3.7%)
             AIRLINES
    645,000  KLM Royal Dutch Air Lines NV.......................................................      18,069,675
                                                                                                  --------------
             BOOKS/MAGAZINES
     61,800  VNU NV.............................................................................       2,403,881
                                                                                                  --------------
             DIVERSIFIED ELECTRONIC PRODUCTS
    275,000  Koninklijke (Royal) Philips Electronics NV.........................................      22,356,778
                                                                                                  --------------
             DIVERSIFIED FINANCIAL SERVICES
      2,328  ING Groep NV.......................................................................         128,055
                                                                                                  --------------

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             FINANCIAL PUBLISHING/SERVICES
     12,298  Wolters Kluwer NV..................................................................  $    2,226,184
                                                                                                  --------------
             FOOD CHAINS
     40,319  Koninklijke Ahold NV...............................................................       1,542,252
                                                                                                  --------------
             INTERNATIONAL BANKS
    900,000  ABN-AMRO Holding NV................................................................      18,716,175
                                                                                                  --------------
             LIFE INSURANCE
     47,108  Aegon NV...........................................................................       4,291,662
                                                                                                  --------------
             MAJOR CHEMICALS
     50,600  Akzo Nobel NV......................................................................       1,870,087
                                                                                                  --------------
             METALS FABRICATIONS
    607,000  Koninklijke Hoogovens NV...........................................................      20,079,105
                                                                                                  --------------
             OILFIELD SERVICES/EQUIPMENT
        148  Fugro NV...........................................................................           3,429
                                                                                                  --------------
             SPECIALTY CHEMICALS
    210,000  DSM NV.............................................................................      18,000,176
                                                                                                  --------------
             TELECOMMUNICATIONS
    450,000  KPN NV.............................................................................      17,867,644
                                                                                                  --------------

             TOTAL NETHERLANDS..................................................................     127,555,103
                                                                                                  --------------

             SPAIN (1.6%)
             FOOD CHAINS
      5,100  Centros Comerciales Pryca S.A......................................................         102,267
                                                                                                  --------------
             INTERNATIONAL BANKS
    275,000  Banco Popular Espanol S.A..........................................................      17,660,225
                                                                                                  --------------
             OIL REFINING/MARKETING
    360,000  Repsol S.A.........................................................................      18,502,830
                                                                                                  --------------
             TELECOMMUNICATIONS
     50,071  Telefonica S.A.....................................................................       2,119,754
                                                                                                  --------------
             UTILITIES
    675,000  Endesa S.A.........................................................................      17,004,566
                                                                                                  --------------

             TOTAL SPAIN........................................................................      55,389,642
                                                                                                  --------------

             SWEDEN (3.4%)
             CONSUMER ELECTRONICS/APPLIANCES
  1,000,000  Electrolux AB (Series B)...........................................................      19,767,400
                                                                                                  --------------
             ENGINEERING & CONSTRUCTION
    545,000  Skanska AB (B Shares)..............................................................      18,506,167
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 1999, CONTINUED

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             INDUSTRIAL MACHINERY/COMPONENTS
    875,000  Sandvik AB (B Shares)..............................................................  $   17,402,588
                                                                                                  --------------
             INTERNATIONAL BANKS
  2,450,000  Nordbanken Holding AB..............................................................      13,964,516
                                                                                                  --------------
             LIFE INSURANCE
    293,500  Skandia Forsakrings AB.............................................................       5,445,797
                                                                                                  --------------
             MAJOR PHARMACEUTICALS
     80,000  Astra AB (B Shares)................................................................       1,809,384
                                                                                                  --------------
             MOTOR VEHICLES
    648,000  Volvo AB (B Shares)................................................................      16,934,962
                                                                                                  --------------
             PACKAGE GOODS/COSMETICS
    777,900  Svenska Cellulosa AB...............................................................      16,839,296
                                                                                                  --------------
             REAL ESTATE
    300,000  Drott AB (B Shares)*...............................................................       2,637,674
                                                                                                  --------------
             TELECOMMUNICATIONS EQUIPMENT
    101,000  Ericsson (L.M.) Telephone Co. AB (Series "B" Free).................................       2,449,702
                                                                                                  --------------
             TOTAL SWEDEN.......................................................................     115,757,486
                                                                                                  --------------
             SWITZERLAND (4.9%)
             ACCIDENT & HEALTH INSURANCE
     11,500  Schweizerische Rueckversicherungs-Gesellschaft (Registered Shares).................      25,427,019
                                                                                                  --------------
             INTERNATIONAL BANKS
      8,500  Credit Suisse Group................................................................       1,583,851
     92,000  UBS AG (Registered)................................................................      28,881,987
                                                                                                  --------------
                                                                                                      30,465,838
                                                                                                  --------------
             MAJOR PHARMACEUTICALS
      2,315  Novartis AG........................................................................       3,752,576
     16,000  Novartis AG - Bearer...............................................................      26,032,946
        350  Roche Holdings AG..................................................................       4,265,123
                                                                                                  --------------
                                                                                                      34,050,645
                                                                                                  --------------
             OTHER TELECOMMUNICATIONS
     70,000  Swisscom AG (Registered Shares)*...................................................      27,315,690
                                                                                                  --------------
             PACKAGED FOODS
     14,500  Nestle S.A.........................................................................      26,323,589
                                                                                                  --------------

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             TOBACCO
     16,500  Compagnie Financiere Richemont AG (Series A).......................................  $   27,403,457
                                                                                                  --------------

             TOTAL SWITZERLAND..................................................................     170,986,238
                                                                                                  --------------

             UNITED KINGDOM (11.4%)
             AEROSPACE
     15,984  British Aerospace PLC..............................................................         106,639
    303,268  Rolls-Royce PLC....................................................................       1,280,437
                                                                                                  --------------
                                                                                                       1,387,076
                                                                                                  --------------
             AIRLINES
  3,325,000  British Airways PLC................................................................      23,013,630
                                                                                                  --------------
             ALCOHOLIC BEVERAGES
  1,600,000  Bass PLC...........................................................................      21,697,236
    129,600  Diageo PLC.........................................................................       1,453,599
                                                                                                  --------------
                                                                                                      23,150,835
                                                                                                  --------------
             CLOTHING/SHOE/ACCESSORY STORES
  2,040,000  Next PLC...........................................................................      23,308,091
                                                                                                  --------------
             ENVIRONMENTAL SERVICES
 10,200,000  Cookson Group PLC..................................................................      23,605,607
                                                                                                  --------------
             INTEGRATED OIL COMPANIES
    314,073  Shell Transport & Trading Co. PLC..................................................       2,109,291
                                                                                                  --------------
             INTERNATIONAL BANKS
    117,178  Abbey National PLC.................................................................       2,405,724
     59,632  HSBC Holdings PLC..................................................................       1,920,017
  1,050,000  National Westminster Bank PLC......................................................      24,162,831
  1,200,000  Royal Bank of Scotland Group PLC...................................................      26,067,624
                                                                                                  --------------
                                                                                                      54,556,196
                                                                                                  --------------
             LIFE INSURANCE
     85,621  Prudential Corp. PLC...............................................................       1,114,174
                                                                                                  --------------
             MAJOR PHARMACEUTICALS
    108,846  Glaxo Wellcome PLC.................................................................       3,636,152
                                                                                                  --------------
             MOVIES/ENTERTAINMENT
  6,470,000  Rank Group PLC.....................................................................      23,589,741
                                                                                                  --------------
             MULTI-LINE INSURANCE
     67,077  CGU PLC............................................................................       1,043,113
    144,192  Royal & Sun Alliance Insurance Group PLC...........................................       1,358,176
                                                                                                  --------------
                                                                                                       2,401,289
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 1999, CONTINUED

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             MULTI-SECTOR COMPANIES
    185,441  General Electric Co. PLC...........................................................  $    1,669,011
  2,700,000  Hanson PLC.........................................................................      24,170,083
    251,400  Tomkins PLC........................................................................         929,776
                                                                                                  --------------
                                                                                                      26,768,870
                                                                                                  --------------
             NON - U.S. UTILITIES
  3,000,000  National Grid Group PLC............................................................      21,839,854
  2,800,000  National Power PLC.................................................................      21,523,194
                                                                                                  --------------
                                                                                                      43,363,048
                                                                                                  --------------
             OTHER METALS/MINERALS
  1,750,000  Rio Tinto PLC......................................................................      24,238,974
                                                                                                  --------------
             OTHER SPECIALTY STORES
    128,000  Kingfisher PLC.....................................................................       1,610,984
                                                                                                  --------------
             PACKAGE GOODS/COSMETICS
      7,000  Reckitt & Colman PLC...............................................................          75,636
                                                                                                  --------------
             PAPER
 11,000,000  Arjo Wiggins Appleton PLC..........................................................      24,817,100
                                                                                                  --------------
             STEEL/IRON ORE
 11,600,000  British Steel PLC..................................................................      23,880,818
                                                                                                  --------------
             TELECOMMUNICATIONS
    277,921  British Telecommunications PLC.....................................................       4,527,963
                                                                                                  --------------
             TOBACCO
  2,400,000  British American Tobacco PLC.......................................................      19,956,816
                                                                                                  --------------
             WATER SUPPLY
  1,550,000  Hyder PLC..........................................................................      19,532,992
  1,350,000  Hyder PLC (Pref.)*.................................................................       2,670,457
  1,550,000  Severn Trent PLC...................................................................      20,969,241
                                                                                                  --------------
                                                                                                      43,172,690
                                                                                                  --------------
             TOTAL UNITED KINGDOM...............................................................     394,284,981
                                                                                                  --------------
             UNITED STATES (34.8%)
             AEROSPACE
    630,000  Northrop Grumman Corp..............................................................      37,721,250
                                                                                                  --------------
             ALUMINUM
  1,000,000  Alcoa Inc..........................................................................      41,187,500
                                                                                                  --------------
             AUTOMOTIVE AFTERMARKET
    825,000  Goodyear Tire & Rubber Co..........................................................      41,095,312
                                                                                                  --------------

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             BEVERAGES - NON-ALCOHOLIC
     77,700  PepsiCo, Inc.......................................................................  $    3,044,869
                                                                                                  --------------
             BUILDING MATERIALS/DIY CHAINS
     86,000  Home Depot, Inc. (The).............................................................       5,353,500
                                                                                                  --------------
             COMPUTER HARDWARE
     86,000  Compaq Computer Corp...............................................................       2,725,125
      2,300  Hewlett-Packard Co.................................................................         155,969
    235,000  International Business Machines Corp...............................................      41,653,750
                                                                                                  --------------
                                                                                                      44,534,844
                                                                                                  --------------
             CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS
  1,030,000  Deere & Co.........................................................................      39,783,750
                                                                                                  --------------
             CONTAINERS/PACKAGING
  1,430,000  Crown Cork & Seal Co., Inc.........................................................      40,844,375
                                                                                                  --------------
             DEPARTMENT STORES
    900,000  Sears, Roebuck & Co................................................................      40,668,750
                                                                                                  --------------
             DISCOUNT CHAINS
    620,000  Dayton Hudson Corp.................................................................      41,307,500
                                                                                                  --------------
             DIVERSIFIED ELECTRONIC PRODUCTS
     39,000  Honeywell, Inc.....................................................................       2,956,687
                                                                                                  --------------
             DIVERSIFIED FINANCIAL SERVICES
     98,500  Citigroup Inc......................................................................       6,291,687
                                                                                                  --------------
             DIVERSIFIED MANUFACTURING
    550,000  Minnesota Mining & Manufacturing Co................................................      38,912,500
     44,000  Trinity Industries, Inc............................................................       1,292,500
                                                                                                  --------------
                                                                                                      40,205,000
                                                                                                  --------------
             ELECTRIC UTILITIES
    701,800  FPL Group, Inc.....................................................................      37,370,850
  1,055,000  GPU, Inc...........................................................................      39,364,687
                                                                                                  --------------
                                                                                                      76,735,537
                                                                                                  --------------
             ENGINEERING & CONSTRUCTION
  1,430,000  Fluor Corp.........................................................................      38,610,000
                                                                                                  --------------
             FINANCE COMPANIES
    935,000  Associates First Capital Corp. (Class A)...........................................      42,075,000
     47,500  Fannie Mae.........................................................................       3,289,375
                                                                                                  --------------
                                                                                                      45,364,375
                                                                                                  --------------
             FOOD CHAINS
    685,000  Albertson's, Inc...................................................................      37,204,062
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 1999, CONTINUED

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             INTEGRATED OIL COMPANIES
      1,800  Atlantic Richfield Co..............................................................  $      131,400
    445,000  Chevron Corp.......................................................................      39,354,687
     42,200  Exxon Corp.........................................................................       2,977,737
     37,500  Mobil Corp.........................................................................       3,300,000
     47,000  Texaco, Inc........................................................................       2,667,250
                                                                                                  --------------
                                                                                                      48,431,074
                                                                                                  --------------
             LIFE INSURANCE
  1,200,000  Conseco, Inc.......................................................................      37,050,000
                                                                                                  --------------
             MAJOR BANKS
    600,000  BankAmerica Corp...................................................................      42,375,000
     52,000  BankBoston Corp....................................................................       2,252,250
     46,000  Chase Manhattan Corp. (The)........................................................       3,740,375
  1,250,000  KeyCorp............................................................................      37,890,625
                                                                                                  --------------
                                                                                                      86,258,250
                                                                                                  --------------
             MAJOR CHEMICALS
    425,000  Dow Chemical Co....................................................................      39,604,688
     63,700  Monsanto Co........................................................................       2,926,219
                                                                                                  --------------
                                                                                                      42,530,907
                                                                                                  --------------
             MAJOR PHARMACEUTICALS
     71,000  American Home Products Corp........................................................       4,632,750
    650,000  Bristol-Myers Squibb Co............................................................      41,803,125
     36,200  Johnson & Johnson..................................................................       3,391,488
     66,000  Warner-Lambert Co..................................................................       4,368,375
                                                                                                  --------------
                                                                                                      54,195,738
                                                                                                  --------------
             MEDIA CONGLOMERATES
     82,200  Walt Disney Co.....................................................................       2,558,475
                                                                                                  --------------
             MID - SIZED BANKS
     80,600  First Tennessee National Corp......................................................       2,951,975
                                                                                                  --------------
             MILITARY/GOV'T/TECHNICAL
     38,000  General Motors Corp. (Class H)*....................................................       1,916,625
                                                                                                  --------------
             MOTOR VEHICLES
    735,000  Ford Motor Co......................................................................      41,711,250
                                                                                                  --------------
             MULTI-LINE INSURANCE
     36,000  American International Group, Inc..................................................       4,342,500
                                                                                                  --------------
             MULTI-SECTOR COMPANIES
     33,000  General Electric Co................................................................       3,650,625
  1,400,000  Tenneco, Inc.......................................................................      39,112,500
                                                                                                  --------------
                                                                                                      42,763,125
                                                                                                  --------------

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             NATURAL GAS
    770,000  Consolidated Natural Gas Co........................................................  $   37,489,375
                                                                                                  --------------
             OIL REFINING/MARKETING
    925,000  Ashland, Inc.......................................................................      37,867,188
                                                                                                  --------------
             OILFIELD SERVICES/EQUIPMENT
      1,800  Schlumberger, Ltd..................................................................         108,338
                                                                                                  --------------
             OTHER METALS/MINERALS
    811,800  Phelps Dodge Corp..................................................................      39,981,150
                                                                                                  --------------
             OTHER SPECIALTY STORES
     85,700  Pep Boys-Manny, Moe & Jack.........................................................       1,306,925
                                                                                                  --------------
             PACKAGED FOODS
     35,900  General Mills, Inc.................................................................       2,712,694
                                                                                                  --------------
             PAPER
     58,000  Bowater, Inc.......................................................................       2,298,250
     59,200  Champion International Corp........................................................       2,430,900
    950,000  International Paper Co.............................................................      40,078,125
                                                                                                  --------------
                                                                                                      44,807,275
                                                                                                  --------------
             PHOTOGRAPHIC PRODUCTS
    635,000  Eastman Kodak Co...................................................................      40,560,625
                                                                                                  --------------
             SAVINGS & LOAN ASSOCIATIONS
     28,500  Golden West Financial Corp.........................................................       2,721,750
     59,364  Washington Mutual, Inc.............................................................       2,426,504
                                                                                                  --------------
                                                                                                       5,148,254
                                                                                                  --------------
             SEMICONDUCTORS
     36,800  Intel Corp.........................................................................       4,374,600
                                                                                                  --------------
             SPECIALTY STEELS
     54,800  Nucor Corp.........................................................................       2,414,625
                                                                                                  --------------
             TOBACCO
  1,050,000  Philip Morris Companies, Inc.......................................................      36,946,875
                                                                                                  --------------

             TOTAL UNITED STATES................................................................   1,201,336,841
                                                                                                  --------------

             TOTAL COMMON AND PREFERRED STOCKS
             (IDENTIFIED COST $3,036,444,289)...................................................   3,405,844,095
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 1999, CONTINUED

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (a) (1.0%)
             U.S. GOVERNMENT AGENCY
$    35,000  Federal Home Loan Mortgage Corp. 4.82% due 04/01/99 (AMORTIZED COST $35,000,000)...  $   35,000,000
                                                                                                  --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $3,071,444,289) (b)....................................................   99.6 %   3,440,844,095
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................................    0.4        14,094,395
                                                                                          ------  ---------------
NET ASSETS..............................................................................  100.0 % $ 3,454,938,490
                                                                                          ------  ---------------
                                                                                          ------  ---------------

---------------------

 *   Non-income producing security.
ADR  American Depository Receipt.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $563,547,192 and the aggregate gross unrealized depreciation is $194,147,386, resulting in net unrealized appreciation of $369,399,806.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 1999:

                                                       UNREALIZED
   CONTRACTS TO              IN           DELIVERY    APPRECIATION
      DELIVER           EXCHANGE FOR        DATE     (DEPRECIATION)
-------------------------------------------------------------------
   $      1,503,403        CHF 2,230,299  04/01/99   $      2,334
   $      1,590,208        EUR 1,476,516  04/01/99            738
   $      1,991,406        EUR 1,849,031  04/01/99            925
     GBP    424,280        $     687,757  04/01/99          4,031
     HKD 27,635,107        $   3,566,142  04/01/99           (138)
    CAD   2,430,306        $   1,612,464  04/05/99            855
   JPY  189,461,081        $   1,598,288  04/05/99          3,498
     GBP    303,891        $     490,313  04/08/99            593
   $      1,387,983        EUR 1,286,718  04/30/99         (1,544)
                                                          -------
      Net unrealized appreciation..................  $     11,292
                                                          -------
                                                          -------

CURRENCY ABBREVIATIONS:

GBP        British Pound.
CAD        Canadian Dollar.
EUR        Euro.
HKD        Hong Kong Dollar.
JPY        Japanese Yen.
CHF        Swiss Franc.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
SUMMARY OF INVESTMENTS MARCH 31, 1999

                                                                           PERCENT OF
INDUSTRY                                                 VALUE             NET ASSETS
---------------------------------------------------------------------------------------
Accident & Health Insurance.......................  $     25,427,019               0.7%
Aerospace.........................................        39,108,326               1.1
Air Freight/Delivery Services.....................        40,373,064               1.2
Airlines..........................................        41,083,305               1.2
Alcoholic Beverages...............................        58,201,340               1.7
Aluminum..........................................        58,448,442               1.7
Apparel...........................................        15,117,325               0.4
Auto Parts: O.E.M.................................           195,425               0.0
Automotive Aftermarket............................        61,241,868               1.8
Beverages - Non-Alcoholic.........................         3,044,869               0.1
Books/Magazines...................................         2,403,881               0.1
Building Materials................................        33,252,331               1.0
Building Materials/DIY Chains.....................         5,353,500               0.2
Cable Television..................................         3,206,252               0.1
Canadian Oil & Gas................................        19,031,830               0.6
Clothing/Shoe/Accessory Stores....................        23,308,091               0.7
Computer Hardware.................................        44,534,844               1.3
Construction/Agricultural Equipment/Trucks........        39,783,750               1.2
Consumer Electronics/Appliances...................        92,410,498               2.7
Containers/Packaging..............................        76,681,991               2.2
Department Stores.................................        40,668,750               1.2
Discount Chains...................................        41,307,500               1.2
Diversified Commercial Services...................         1,888,889               0.1
Diversified Electronic Products...................       138,091,242               4.0
Diversified Financial Services....................         6,419,742               0.2
Diversified Manufacturing.........................        81,999,608               2.3
Electric Utilities................................        76,735,537               2.2
Electrical Products...............................        35,281,347               1.0
Electronic Components.............................        36,325,758               1.1
Engineering & Construction........................        71,246,299               2.1
Environmental Services............................        23,605,607               0.7
Farming/Seeds/Milling.............................        19,218,290               0.6
Finance Companies.................................        45,364,375               1.3
Financial Publishing/Services.....................         2,226,184               0.1
Food Chains.......................................        38,848,581               1.1
Home Building.....................................        35,000,000               1.0
Hotels/Resorts....................................         2,949,118               0.1
Industrial Machinery/Components...................        17,402,588               0.5
Integrated Oil Companies..........................        92,571,485               2.7
International Banks...............................       251,752,771               7.2
Life Insurance....................................        47,901,633               1.4
Major Banks.......................................        86,258,250               2.5
Major Chemicals...................................        79,863,674               2.3
Major Pharmaceuticals.............................       130,589,646               3.7

                                                                           PERCENT OF
INDUSTRY                                                 VALUE             NET ASSETS
---------------------------------------------------------------------------------------
Media Conglomerates...............................  $      2,558,475               0.1%
Metals Fabrications...............................        20,079,105               0.6
Mid-Sized Banks...................................         2,951,975               0.1
Military/Gov't/Technical..........................         2,008,105               0.1
Motor Vehicles....................................       157,942,016               4.5
Movies/Entertainment..............................        24,301,731               0.7
Multi-Line Insurance..............................        12,354,030               0.4
Multi-Sector Companies............................       192,843,945               5.5
Natural Gas.......................................        37,489,375               1.1
Non-U.S. Utilities................................        43,363,048               1.3
Oil & Gas Production..............................        16,491,924               0.5
Oil Refining/Marketing............................        77,270,286               2.2
Oil/Gas Transmission..............................        18,135,501               0.5
Oilfield Services/Equipment.......................           111,767               0.0
Other Metals/Minerals.............................        64,220,124               1.9
Other Pharmaceuticals.............................        38,930,976               1.1
Other Specialty Stores............................         2,917,909               0.1
Other Telecommunications..........................        28,458,114               0.8
Package Goods/Cosmetics...........................        16,914,932               0.5
Packaged Foods....................................        29,036,283               0.8
Paper.............................................        69,624,375               2.0
Photographic Products.............................        40,560,625               1.2
Precious Metals...................................        15,189,930               0.4
Real Estate.......................................        32,947,392               1.0
Recreational Products/Toys........................        36,131,313               1.0
Savings & Loan Associations.......................         5,148,254               0.1
Semiconductors....................................         4,493,708               0.1
Specialty Chemicals...............................        18,000,176               0.5
Specialty Foods/Candy.............................        18,619,200               0.5
Specialty Steels..................................         2,414,625               0.1
Steel/Iron Ore....................................        23,880,818               0.7
Telecommunications................................        66,618,358               1.9
Telecommunications Equipment......................         2,449,702               0.1
Tobacco...........................................       121,091,660               3.5
U.S. Government Agency............................        35,000,000               1.0
Utilities.........................................        31,396,823               0.9
Water Supply......................................        43,172,690               1.2
                                                    ----------------             ---
                                                    $  3,440,844,095              99.6%
                                                    ----------------             ---
                                                    ----------------             ---

                                                                           PERCENT OF
TYPE OF INVESTMENT                                       VALUE             NET ASSETS
---------------------------------------------------------------------------------------
Common Stocks.....................................  $  3,388,056,313              98.1%
Preferred Stocks..................................        17,787,782               0.5
Short-Term Investment.............................        35,000,000               1.0
                                                    ----------------             ---
                                                    $  3,440,844,095              99.6%
                                                    ----------------             ---
                                                    ----------------             ---

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $3,071,444,289)..........................................................  $3,440,844,095
Cash........................................................................................       6,015,933
Receivable for:
    Investments sold........................................................................      13,412,558
    Dividends...............................................................................      12,908,774
    Foreign withholding taxes reclaimed.....................................................       2,929,333
    Shares of beneficial interest sold......................................................       1,593,498
Prepaid expenses and other assets...........................................................         121,444
                                                                                              --------------
     TOTAL ASSETS...........................................................................   3,477,825,635
                                                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................................................      12,020,146
    Shares of beneficial interest repurchased...............................................       5,342,472
    Plan of distribution fee................................................................       2,762,442
    Investment management fee...............................................................       2,239,193
Accrued expenses and other payables.........................................................         522,892
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      22,887,145
                                                                                              --------------
     NET ASSETS.............................................................................  $3,454,938,490
                                                                                              --------------
                                                                                              --------------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $3,005,592,094
Net unrealized appreciation.................................................................     369,257,636
Accumulated undistributed net investment income.............................................      11,002,413
Accumulated undistributed net realized gain.................................................      69,086,347
                                                                                              --------------
     NET ASSETS.............................................................................  $3,454,938,490
                                                                                              --------------
                                                                                              --------------
CLASS A SHARES:
Net Assets..................................................................................     $35,673,091
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       2,702,471
     NET ASSET VALUE PER SHARE..............................................................          $13.20
                                                                                              --------------
                                                                                              --------------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET
      ASSET VALUE)..........................................................................          $13.93
                                                                                              --------------
                                                                                              --------------
CLASS B SHARES:
Net Assets..................................................................................  $3,342,589,020
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................     253,378,824
     NET ASSET VALUE PER SHARE..............................................................          $13.19
                                                                                              --------------
                                                                                              --------------
CLASS C SHARES:
Net Assets..................................................................................     $13,663,597
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       1,037,744
     NET ASSET VALUE PER SHARE..............................................................          $13.17
                                                                                              --------------
                                                                                              --------------
CLASS D SHARES:
Net Assets..................................................................................     $63,012,782
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       4,769,092
     NET ASSET VALUE PER SHARE..............................................................          $13.21
                                                                                              --------------
                                                                                              --------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1999

NET INVESTMENT INCOME:
INCOME
Dividends (net of $7,860,003 foreign withholding tax)........................................  $  84,934,913
Interest.....................................................................................      6,711,850
                                                                                               -------------
     TOTAL INCOME............................................................................     91,646,763
                                                                                               -------------
EXPENSES
Plan of distribution fee (Class A shares)....................................................         56,340
Plan of distribution fee (Class B shares)....................................................     31,148,040
Plan of distribution fee (Class C shares)....................................................        114,981
Investment management fee....................................................................     25,829,311
Transfer agent fees and expenses.............................................................      4,554,228
Custodian fees...............................................................................      1,960,370
Shareholder reports and notices..............................................................        311,600
Registration fees............................................................................        125,663
Professional fees............................................................................         87,818
Trustees' fees and expenses..................................................................         23,028
Organizational expenses......................................................................          8,995
Other........................................................................................         61,225
                                                                                               -------------
     TOTAL EXPENSES..........................................................................     64,281,599
                                                                                               -------------
     NET INVESTMENT INCOME...................................................................     27,365,164
                                                                                               -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments..............................................................................    245,874,016
    Foreign exchange transactions............................................................       (337,553)
                                                                                               -------------

     NET GAIN................................................................................    245,536,463
                                                                                               -------------
Net change in unrealized appreciation/ depreciation on:
    Investments..............................................................................   (291,846,106)
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies......................................................        108,375
                                                                                               -------------

     NET DEPRECIATION........................................................................   (291,737,731)
                                                                                               -------------

     NET LOSS................................................................................    (46,201,268)
                                                                                               -------------

NET DECREASE.................................................................................  $ (18,836,104)
                                                                                               -------------
                                                                                               -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                              FOR THE YEAR    FOR THE YEAR
                                                                                 ENDED            ENDED
                                                                             MARCH 31, 1999  MARCH 31, 1998*
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income......................................................  $   27,365,164  $    28,536,934
Net realized gain..........................................................     245,536,463      424,639,725
Net change in unrealized appreciation......................................    (291,737,731)     270,061,046
                                                                             --------------  ---------------

     NET INCREASE (DECREASE)...............................................     (18,836,104)     723,237,705
                                                                             --------------  ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares.........................................................        (261,174)         (89,450)
    Class B shares.........................................................     (18,635,895)     (30,169,703)
    Class C shares.........................................................         (56,045)         (44,631)
    Class D shares.........................................................        (571,271)        (173,106)
Net realized gain
    Class A shares.........................................................      (1,843,310)        (565,637)
    Class B shares.........................................................    (316,814,401)    (405,262,485)
    Class C shares.........................................................      (1,049,978)        (502,865)
    Class D shares.........................................................      (3,084,811)      (1,032,962)
                                                                             --------------  ---------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS.....................................    (342,316,885)    (437,840,839)
                                                                             --------------  ---------------
Net increase (decrease) from transactions in shares of beneficial
  interest.................................................................     (38,312,266)     530,515,791
                                                                             --------------  ---------------

     NET INCREASE (DECREASE)...............................................    (399,465,255)     815,912,657

NET ASSETS:
Beginning of period........................................................   3,854,403,745    3,038,491,088
                                                                             --------------  ---------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $11,002,413 AND
    DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF $2,122,966,
    RESPECTIVELY)..........................................................  $3,454,938,490  $ 3,854,403,745
                                                                             --------------  ---------------
                                                                             --------------  ---------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Global Dividend Growth Securities (the "Fund"), formerly Dean Witter Global Dividend Growth Securities, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stocks of issuers worldwide, with a record of paying dividends and the potential for increasing dividends. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American, or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1999, CONTINUED

supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1999, CONTINUED

foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of approximately $180,000 which have been reimbursed for the full amount thereof. Such expenses were deferred and fully amortized as of June 29, 1998.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $1 billion; 0.725% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.70% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.675% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; and 0.65% to the portion of daily net assets exceeding $3.5 billion. Effective May 1, 1998, the Agreement was amended to reduce the annual fee to 0.625% of the portion of daily net assets in excess of $4.5 billion.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1999, CONTINUED

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1999, CONTINUED

distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $73,697,610 at March 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended March 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 0.95%, respectively.

The Distributor has informed the Fund that for the year ended March 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A, Class B and Class C shares of $337, $5,108,028 and $11,342, respectively and received $86,379 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 1999 aggregated $1,655,852,492 and $2,208,885,932, respectively.

For the year ended March 31, 1999, the Fund incurred $92,945 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

For the year ended March 31, 1999, the Fund incurred brokerage commissions of $1,498,179 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At March 31, 1999, included in the Fund's payable for investments purchased were unsettled trades with Morgan Stanley & Co., Inc. for $4,102,926.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1999, CONTINUED

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended March 31, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $10,766. At March 31, 1999, the Fund had an accrued pension liability of $57,480 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As of March 31, 1999, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies ("PFICs") and permanent book/tax differences primarily attributable to foreign currency losses and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged $5,304,758, paid-in capital was charged $83,170 and accumulated undistributed net investment income was credited $5,387,928.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At March 31, 1999, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1999, CONTINUED

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                            FOR THE YEAR                     FOR THE YEAR
                                                                                ENDED                            ENDED
                                                                           MARCH 31, 1999                   MARCH 31, 1998*
                                                                   -------------------------------   -----------------------------
                                                                      SHARES           AMOUNT           SHARES          AMOUNT
                                                                   ------------   ----------------   ------------   --------------
CLASS A SHARES
Sold.............................................................     2,445,885   $     31,514,500        885,238   $   12,442,665
Reinvestment of dividends and distributions......................       151,674          1,988,984         47,429          606,606
Shares issued in connection with the acquisition of Dean Witter
 World Wide Investment Trust.....................................        60,400            813,198        --              --
Redeemed.........................................................      (858,155)       (11,314,041)       (30,000)        (424,056)
                                                                   ------------   ----------------   ------------   --------------
Net increase - Class A...........................................     1,799,804         23,002,641        902,667       12,625,215
                                                                   ------------   ----------------   ------------   --------------

CLASS B SHARES
Sold.............................................................    21,502,359        286,062,777     54,063,092      772,136,946
Reinvestment of dividends and distributions......................    23,576,064        312,457,447     30,559,475      405,815,115
Shares issued in connection with the acquisition of Dean Witter
 World Wide Investment Trust.....................................    21,617,480        291,123,802        --              --
Redeemed.........................................................   (77,262,606)    (1,000,267,017)   (49,060,405)    (689,166,941)
                                                                   ------------   ----------------   ------------   --------------
Net increase (decrease) - Class B................................   (10,566,703)      (110,622,991)    35,562,162      488,785,120
                                                                   ------------   ----------------   ------------   --------------

CLASS C SHARES
Sold.............................................................       580,330          7,763,468        697,103        9,960,568
Reinvestment of dividends and distributions......................        78,973          1,043,840         40,593          516,939
Shares issued in connection with the acquisition of Dean Witter
 World Wide Investment Trust.....................................         5,717             76,885        --              --
Redeemed.........................................................      (300,803)        (3,913,266)       (64,169)        (887,746)
                                                                   ------------   ----------------   ------------   --------------
Net increase - Class C...........................................       364,217          4,970,927        673,527        9,589,761
                                                                   ------------   ----------------   ------------   --------------

CLASS D SHARES
Sold.............................................................     1,733,498         22,835,792      1,378,903       19,481,908
Reinvestment of dividends and distributions......................       275,791          3,602,567         93,459        1,196,710
Shares issued in connection with the acquisition of Dean Witter
 World Wide Investment Trust.....................................     2,083,617         28,062,611        --              --
Shares issued in connection with the acquisition of Dean Witter
 Retirement Series -- Global Equity Series.......................     1,324,733         15,658,117        --              --
Redeemed.........................................................    (2,035,926)       (25,821,930)       (84,983)      (1,162,923)
                                                                   ------------   ----------------   ------------   --------------
Net increase - Class D...........................................     3,381,713         44,337,157      1,387,379       19,515,695
                                                                   ------------   ----------------   ------------   --------------
Net increase (decrease) in Fund..................................    (5,020,969)  $    (38,312,266)    38,525,735   $  530,515,791
                                                                   ------------   ----------------   ------------   --------------
                                                                   ------------   ----------------   ------------   --------------

---------------------

 * For Class A, C and D, for the period July 28, 1997 (issue date) through March 31, 1998.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1999, CONTINUED

8. ACQUISITION OF DEAN WITTER WORLD WIDE INVESTMENT TRUST AND DEAN WITTER RETIREMENT SERIES -- GLOBAL EQUITY SERIES

As of the close of business on June 5, 1998, the Fund acquired all the net assets of Dean Witter World Wide Investment Trust ("World Wide") pursuant to a plan of reorganization approved by the shareholders of World Wide on May 21, 1998. The acquisition was accomplished by a tax-free exchange of 60,400 Class A shares of the Fund at a net asset value of $13.46 per share for 45,643 Class A shares of World Wide; 21,617,480 Class B shares of the Fund at a net asset value of $13.47 per share for 16,154,443 Class B shares of World Wide; 5,717 Class C shares of the Fund at a net asset value $13.45 per share for 4,847 Class C shares of World Wide; and 2,083,617 Class D shares of the Fund at a net asset value of $13.47 per share for 1,553,200 Class D shares of World Wide. The net assets of the Fund and World Wide immediately before the acquisition were $3,752,602,041 and $320,076,496, respectively, including unrealized appreciation of $62,462,147 for World Wide. Immediately after the acquisition, the combined net assets of the Fund amounted to $4,072,678,537.

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- Global Equity Series ("Retirement Global Equity") pursuant to a plan of reorganization approved by shareholders of Retirement Global Equity on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 1,324,733 Class D shares of the Fund at a net asset value of $11.82 per share for 1,295,148 shares of Retirement Global Equity. The net assets of the Fund and Retirement Global Equity immediately before the acquisition were $3,344,782,577 and $15,658,117, respectively, including unrealized appreciation of $1,416,232 for Retirement Global Equity. Immediately after the acquisition, the combined net assets of the Fund amounted to $3,360,440,694.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                FOR THE YEAR ENDED MARCH 31
                                                    ---------------------------------------------------
                                                    1999++        1998*++    1997      1996      1995
-------------------------------------------------------------------------------------------------------

CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period..............  $ 14.44       $ 13.30   $ 12.86   $ 11.41   $ 10.81
                                                    -------       -------   -------   -------   -------

Income (loss) from investment operations:
   Net investment income..........................     0.10          0.11      0.12      0.13      0.14
   Net realized and unrealized gain (loss)........    (0.06)         2.79      1.44      1.96      0.88
                                                    -------       -------   -------   -------   -------

Total income from investment operations...........     0.04          2.90      1.56      2.09      1.02
                                                    -------       -------   -------   -------   -------

Less dividends and distributions from:
   Net investment income..........................    (0.07)        (0.12)    (0.13)    (0.15)    (0.14)
   Net realized gain..............................    (1.22)        (1.64)    (0.99)    (0.49)    (0.28)
                                                    -------       -------   -------   -------   -------

Total dividends and distributions.................    (1.29)        (1.76)    (1.12)    (0.64)    (0.42)
                                                    -------       -------   -------   -------   -------

Net asset value, end of period....................  $ 13.19       $ 14.44   $ 13.30   $ 12.86   $ 11.41
                                                    -------       -------   -------   -------   -------
                                                    -------       -------   -------   -------   -------

TOTAL RETURN+.....................................     0.42%        23.41%    12.58%    18.77%     9.60%

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................     1.78%(1)      1.71%     1.75%     1.85%     1.97%

Net investment income.............................     0.74%(1)      0.80%     0.93%     1.05%     1.22%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions............  $ 3,343       $ 3,812   $ 3,038   $ 2,434   $ 1,854

Portfolio turnover rate...........................       47%           51%       40%       40%       32%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                          FOR THE PERIOD
                                                                         FOR THE YEAR     JULY 28, 1997*
                                                                             ENDED            THROUGH
                                                                        MARCH 31, 1999    MARCH 31, 1998
---------------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $ 14.43           $ 14.91
                                                                             ------            ------
Income (loss) from investment operations:
   Net investment income..............................................         0.17              0.09
   Net realized and unrealized gain (loss)............................        (0.04)             0.62
                                                                             ------            ------
Total income from investment operations...............................         0.13              0.71
                                                                             ------            ------
Less dividends and distributions from:
   Net investment income..............................................        (0.14)            (0.16)
   Net realized gain..................................................        (1.22)            (1.03)
                                                                             ------            ------
Total dividends and distributions.....................................        (1.36)            (1.19)
                                                                             ------            ------
Net asset value, end of period........................................      $ 13.20           $ 14.43
                                                                             ------            ------
                                                                             ------            ------
TOTAL RETURN+.........................................................         1.10%             5.77%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.12%(3)          1.17%(2)
Net investment income.................................................         1.39%(3)          1.02%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $35,673           $13,027
Portfolio turnover rate...............................................           47%               51%(1)

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $ 14.42           $ 14.91
                                                                             ------            ------
Income (loss) from investment operations:
   Net investment income..............................................         0.08              0.02
   Net realized and unrealized gain (loss)............................        (0.05)             0.62
                                                                             ------            ------
Total income from investment operations...............................         0.03              0.64
                                                                             ------            ------
Less dividends and distributions from:
   Net investment income..............................................        (0.06)            (0.10)
   Net realized gain..................................................        (1.22)            (1.03)
                                                                             ------            ------
Total dividends and distributions.....................................        (1.28)            (1.13)
                                                                             ------            ------
Net asset value, end of period........................................      $ 13.17           $ 14.42
                                                                             ------            ------
                                                                             ------            ------
TOTAL RETURN+.........................................................         0.37%             5.26%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.85%(3)          1.92%(2)
Net investment income.................................................         0.66%(3)          0.24%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $13,664            $9,711
Portfolio turnover rate...............................................           47%               51%(1)

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                          FOR THE PERIOD
                                                                         FOR THE YEAR     JULY 28, 1997*
                                                                             ENDED            THROUGH
                                                                        MARCH 31, 1999    MARCH 31, 1998
---------------------------------------------------------------------------------------------------------

CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................      $ 14.44           $ 14.91
                                                                             ------            ------

Income (loss) from investments operations:
   Net investment income..............................................         0.20              0.11
   Net realized and unrealized gain (loss)............................        (0.05)             0.62
                                                                             ------            ------

Total income from investment operations...............................         0.15              0.73
                                                                             ------            ------

Less dividends and distributions from:
   Net investment income..............................................        (0.16)            (0.17)
   Net realized gain..................................................        (1.22)            (1.03)
                                                                             ------            ------

Total dividends and distributions.....................................        (1.38)            (1.20)
                                                                             ------            ------

Net asset value, end of period........................................      $ 13.21           $ 14.44
                                                                             ------            ------
                                                                             ------            ------

TOTAL RETURN+.........................................................         1.27%             5.97%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.90%(3)          0.92%(2)

Net investment income.................................................         1.61%(3)          1.21%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $63,013           $20,032

Portfolio turnover rate...............................................           47%               51%(1)

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND
GROWTH SECURITIES
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Global Dividend Growth Securities (the "Fund"), formerly Dean Witter Global Dividend Growth Securities, at March 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
MAY 14, 1999

                      1999 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended March 31, 1999, the Fund paid to its shareholders $1.07 per share from long-term capital gains. For such period, 37.18% of the income paid qualified for the dividends received deduction available to corporations.
       In addition, the Fund has elected, pursuant to section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.03 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.09 per share with respect to this election.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Matthew T. Haynes
Assistant Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



MORGAN STANLEY
DEAN WITTER
GLOBAL DIVIDEND
GROWTH SECURITIES


[GRAPHIC]


ANNUAL REPORT
MARCH 31, 1999